SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding number of shares	191,993	88,336
Warrant exercisable, weighted average remaining life in years	4 years	3 years 10 months 24 days
Warrant exercisable number of shares	191,993	88,336
Exercise Price Range One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 0.20	$ 0.20
Warrant outstanding number of shares	20,000	20,000
Warrant exercisable, weighted average remaining life in years	3 years 8 months 12 days	4 years 6 months
Warrant exercisable number of shares	20,000	20,000
Exercise Price Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 30.00	$ 30.00
Warrant outstanding number of shares	20,000	20,000
Warrant exercisable, weighted average remaining life in years	4 months 24 days	1 year 1 month 6 days
Warrant exercisable number of shares	20,000	20,000
Exercise Price Range Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 66.00	$ 66.00
Warrant outstanding number of shares	5,000	5,000
Warrant exercisable, weighted average remaining life in years	3 years 8 months 12 days	4 years 6 months
Warrant exercisable number of shares	5,000	5,000
Exercise Price Range Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 24.00	$ 24.00
Warrant outstanding number of shares	43,336	43,336
Warrant exercisable, weighted average remaining life in years	4 years 2 months 12 days	4 years 10 months 24 days
Warrant exercisable number of shares	43,336	43,336
Exercise Price Range Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 1.32
Warrant outstanding number of shares	4,167
Warrant exercisable, weighted average remaining life in years	4 years 2 months 12 days
Warrant exercisable number of shares	4,167
Exercise Price Range Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 10.00
Warrant outstanding number of shares	22,279
Warrant exercisable, weighted average remaining life in years	4 years 4 months 24 days
Warrant exercisable number of shares	22,279
Exercise Price Range Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 11.00
Warrant outstanding number of shares	2,750
Warrant exercisable, weighted average remaining life in years	4 years 4 months 24 days
Warrant exercisable number of shares	2,750
Exercise Price Range Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 8.00
Warrant outstanding number of shares	74,461
Warrant exercisable, weighted average remaining life in years	4 years 10 months 24 days
Warrant exercisable number of shares	74,461